Investment in associate - Schedule of information about share of loss in associate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [line items]
Beginning balance	$ 0
Share of loss in associate	(6,189)	$ 0
Ending balance	4,641	0
Storion Energy [Member]
Disclosure of associates [line items]
Beginning balance	0
Additions	10,830
Share of loss in associate	(6,189)	0
Ending balance	$ 4,641	$ 0